Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 38 - SUBSEQUENT EVENTS

On January 11, 2024, the Bank issued a Swiss franc bond in the amount of CHF 225,000,000 - through our EMTN program, with maturity on October 25, 2027 at a placement rate of 2.445%.

In the local market, the bank has placed the following bonds:

Serie	Currency	Rate	Placement date	Amount
AA13	UF	3.40%	01-03-24	1,330,000
AA9	CLP	6.30%	01-03-24	38,700,000,000
AA7	CLP	6.80%	01-04-24	7,350,000,000
AA8	CLP	6.70%	01-05-24	1,000,000,000
W3	UF	1.60%	01-11-24	695,000
AA2	CLP	6.20%	01-11-24	4,000,000,000
AA14	UF	3.30%	02-07-24	1,950,000

On February 5, 2024, the International Finance Corporation (IFC) – member of the World Banking Group – announced the signing of US$200 million senior loan to Santander Chile to support mortgage loan portfolio expansion, aimed exclusively for women home adquisition.

On February 12, 2024, Santander Consumer Finance Ltda. has announced the signing of a conditional purchase contract with Servicios Financieros Mundo Crédito SpA for the automotive loan portfolio (eligible operations), for an amount of up to Ch$70,000 million. However, the purchase must be analized by the National Economic Prosecutor's Office (FNE), a mandatory procedure for concentration operations.

On February 20, 2024, these Consolidated Financial Statements were approved by the Board of Directors.

There are no other subsequent events that need to be disclosed occurred between January 1, 2024 and the date of issuance of these Consolidated Financial Statements (February 20, 2024).